Goodwill, VOBA and Other Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
VOBA and Other Intangible Assets
Intangible assets amortization	$ 1,788	$ 1,788	$ 1,788
VOBA
VOBA and Other Intangible Assets
2015	1,323
2016	1,227
2017	1,131
2018	961
2019	874
Thereafter	4,613
Total intangible assets, net	10,129
VOBA | Minimum
VOBA and Other Intangible Assets
Interest rate assumed for VOBA (as a percent)	5.40%
VOBA | Maximum
VOBA and Other Intangible Assets
Interest rate assumed for VOBA (as a percent)	7.50%
Contract based intangibles
VOBA and Other Intangible Assets
2015	1,788
2016	1,788
2017	1,788
2018	1,788
2019	1,788
Thereafter	5,820
Total intangible assets, net	$ 14,760	$ 16,548